RESTRICTED CASH AND INVESTMENTS - Narrative (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Elliot Lake reclamation trust fund
RESTRICTED CASH AND INVESTMENTS
Deposit	$ 995,000	$ 1,328,000
Fund withdrew	883,000	1,085,000
Letters of credit facility pledged assets
RESTRICTED CASH AND INVESTMENTS
Amount on deposit	$ 7,972,000	$ 7,972,000